UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical)	6 Months Ended
	Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 CNY (¥)
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustment, tax	¥ 0	$ 0	¥ 0